Revenue - Schedule of Disaggregation of Revenues (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		₨ 890,884	₨ 897,603	₨ 904,876
Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		480,920	501,947	501,204
Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		407,272	391,529	397,625
IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		888,192	893,476	898,829
IT services [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		480,920	501,947	501,204
IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		407,272	391,529	397,625
IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		281,806	268,131	260,143
IT services [member] | Americas1 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		144,904	150,253	150,188
IT services [member] | Americas1 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		136,902	117,878	109,955
IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		271,965	269,387	277,024
IT services [member] | Americas2 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		137,385	140,676	141,397
IT services [member] | Americas2 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		134,580	128,711	135,627
IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		240,187	253,817	255,435
IT services [member] | Europe [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		142,241	149,007	146,280
IT services [member] | Europe [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		97,946	104,810	109,155
IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		94,234	102,141	106,227
IT services [member] | APMEA [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		56,390	62,011	63,339
IT services [member] | APMEA [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		37,844	40,130	42,888
IT products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,692	4,127	6,047
Rendering of services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		888,192	893,476	898,829
Rendering of services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		888,192	893,476	898,829
Rendering of services [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		281,806	268,131	260,143
Rendering of services [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		271,965	269,387	277,024
Rendering of services [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		240,187	253,817	255,435
Rendering of services [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		94,234	102,141	106,227
Sales of products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,692	4,127	6,047
Sales of products [member] | IT products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,692	4,127	6,047
Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,692	4,127	6,047
Products [member] | IT products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,692	4,127	6,047
Banking, Financial Services and Insurance [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		304,253	298,701	314,845
Banking, Financial Services and Insurance [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		1,240	2,462	4,611
Banking, Financial Services and Insurance [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		172,817	165,002	171,085
Banking, Financial Services and Insurance [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		91,965	95,475	102,741
Banking, Financial Services and Insurance [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		38,231	35,762	36,408
Health [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		125,795	118,311	105,201
Health [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		108,305	95,496	82,992
Health [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		236	162	213
Health [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		13,982	17,699	17,896
Health [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		3,272	4,954	4,100
Consumer [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		169,313	167,212	169,765
Consumer [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		103,875	102,439	109,398
Consumer [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		6,659	5,351	4,087
Consumer [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		43,435	43,035	38,010
Consumer [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		15,344	16,387	18,270
Technology and Communications | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	135,899	142,158	144,137
Technology and Communications | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	64,907	66,326	62,240
Technology and Communications | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	24,255	25,220	28,542
Technology and Communications | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	31,804	30,961	32,289
Technology and Communications | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	14,933	19,651	21,066
Energy, Manufacturing and Resources [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	152,932	167,094	164,881
Energy, Manufacturing and Resources [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	3,479	1,408	902
Energy, Manufacturing and Resources [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	67,998	73,652	73,097
Energy, Manufacturing and Resources [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	59,001	66,647	64,499
Energy, Manufacturing and Resources [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	₨ 22,454	₨ 25,387	₨ 26,383

[1]

(1) Effective October 1, 2024, the Company has reorganized its sectors by merging “Technology” and “Communications” into “Technology and Communications” sector, and by merging “Energy, Natural Resources and Utilities” and “Manufacturing” into “Energy, Manufacturing and Resources” sector. Comparative period disaggregation of revenue has been restated to give effect to this change.